Other Income and Expenses, Net - Summary of Other Income and Expenses, Net (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income:
Sale of assets	S/ 9,118	S/ 12,748	S/ 26,007
Sale of investments			13,475
Penalty income	1,168	984
Supplier debt forgiveness	14,545	19,026
Recovery of provisions and impairments	6,501	23,279
Trademarks revaluation		20,676
Profit from Mizuho Bank Ltd. agreement		89,688
Present value of the liability from put option			6,122
Others	4,267	13,384	12,815
Other income	35,599	179,785	58,419
Other expenditures:
Asset impairment	103,074	339,774
Civil repair to the Peruvian Government	64,571	69,150	73,500
Legal and tax litigation	32,186	49,754
Renegotiation of contract with suppliers	4,889
Net cost of fixed assets disposal	8,682	23,697	36,931
Present value of the call option	2,326	4,697
Provision for well closure	112	4,055
Administrative fine	1,897	1,423
Others	708	26,729	13,842
Other expenditures	218,445	519,279	124,273
Other expenses	S/ (182,846)	S/ (339,494)	S/ (65,854)